PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.   PROPERTY AND EQUIPMENT, NET

Property and equipment and the accumulated depreciation are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Office facilities	5,260	2,844
Software	18,720	20,610
Computer equipment	15,551	18,797
Vehicles	1,873	285
Leasehold improvement	55,548	59,302
Total cost	96,952	101,838
Less: Accumulated depreciation	(59,397)	(84,989)
Property and equipment, net	37,555	16,849

Depreciation expenses related to property and equipment were RMB18,826 and RMB27,055 for the years ended December 31, 2021 and 2022, respectively.